RELATED PARTY TRANSACTIONS (Fees and Income from Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Property management and leasing fees	$ 24,509	$ 14,546	$ 12,417
Commissions	7,932	24,183	5,375
Sale of real estate			9,535
Total related party revenue	$ 32,441	$ 38,729	$ 27,327